Non-controlling interests and redeemable non-controlling interests - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	$ 111,323	$ 89,637
Redeemable non-controlling interest, held by related party	(15,157)	(10,435)
Net effect of non-controlling interests	96,166	79,202
Tax Equity Partnership Units
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	108,695	88,417
Redeemable Tax Equity Partnership Units
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	6,298	6,902
Non-controlling interests
Noncontrolling Interest [Line Items]
Net earnings attributable to NCI	$ (3,670)	$ (5,682)